Other Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Components of Other Current Liabilities

The following table summarizes the components of other current liabilities:

	As of September 30,	Year Ended December 31,
(in thousands)	2020	2019
Sales tax payable	$644	$551
Payroll and payroll related expenses	13,324	6,126
Other	3,548	3,027

Other current liabilities	$17,516	$9,704

The following table summarizes the components of other current liabilities:

	Year ended December 31,
(in thousands)	2019	2018
Sales tax payable	$551	$1,195
Payroll and payroll related expenses	6,126	4,831
Other	3,027	1,908

Other current liabilities	$9,704	$7,934